Related parties (Tables)	3 Months Ended
Mar. 31, 2018
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Credit receivables (current)	10,994	10,544
Total current receivables with related parties	10,994	10,544

Credit receivables (non-current)	2,518	2,108
Total non-current receivables with related parties	2,518	2,108

Trade payables (current)	42,909	63,409
Total current payables with related parties	42,909	63,409

Credit payables (non-current)	144,994	141,031
Total non-current payables with related parties	144,994	141,031

Related party transactions
The transactions carried out by entities included in these consolidated condensed financial statements with related parties not included in the consolidation perimeter of Atlantica, primarily with Abengoa and with subsidiaries of Abengoa, during the three-month periods ended March 31, 2018 and 2017 have been as follows:

	For the three-month period ended March 31,
	2018	2017
	($ in thousands)
Services rendered	-	13
Services received	(26,541)	(24,969)
Financial income	1,386	12
Financial expenses	(341)	(364)